Income / (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income (Loss) Per Share [Abstract]
Net income (loss)	€ 6,303	€ (23,719)	[1]
Weighted average number of ordinary shares in circulation (in shares)	79,753,657	78,997,954	[1]
Basic income/(loss) per share (in EUR per share)	€ 0.08	€ (0.30)	[1]
Adjustment for share instruments (in shares)	2,132,098	0
Diluted income/(loss) per share (in EUR per share)	€ 0.08	€ (0.30)	[1]

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.